TAXATION - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	¥ 460	$ 66	¥ 530
Temporary differences related to impairment on advances to suppliers	306	44	306
Temporary differences related to provision for credit losses	601	86	600
Others	23	3	0
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,317)	(474)	(3,392)
Startup expenses and advertising fees	14	2	33
Temporary differences related to equity investments	14,041	2,008	7,747
Temporary differences related to provision for prepayment for equipment	0	0	0
Tax loss carry forwards	97,392	13,926	142,365
Total deferred tax assets	109,520	15,661	148,189
Less: Valuation allowance	(109,520)	(15,661)	(148,189)	$ (21,191)	¥ (84,879)
Total deferred tax assets	¥ 0	$ 0	¥ 0